Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Warrant Activity

The following table summarizes the warrant activity for the three months ended March 31, 2013:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2013	2013 Warrants Issued	Warrants Outstanding March 31, 2013	Pro Forma(E)

						Exercise Price	Warrants Outstanding

Debt Guarantee	$4.00		228,288	—	228,288	$4.00	228,288
Series A Pref. Stock	14.10		65,329	—	65,329	14.10	65,329

	6.25		293,617	—	293,617	6.25	293,617

Financing	25.00	B	60,000	—	60,000	10.00	60,000
Financing	42.50	BCD	75,294	—	75,294	15.00	75,294
Financing	42.50	AD	54,314	2,941	57,255	10.00	243,334
Financing	42.50	ACD	120,865	6,471	127,336	15.00	360,786
Debt Guarantee	25.00	AC	212,000	—	212,000	15.00	353,333
Debt Guarantee	25.00	AD	100,000	—	100,000	10.00	250,000
Debt Guarantee	32.45	AC	40,000	—	40,000	15.00	86,533
Debt Guarantee	42.50	ACD	38,392	—	38,392	15.00	108,779
Debt Guarantee	42.50	BCD	37,000	—	37,000	15.00	37,000
Series B Pref. Stock	25.00	B	52,464	—	52,464	10.00	52,464
Consulting	12.50	AD	4,030	—	4,030	10.00	5,037
Consulting	14.10	AD	10,000	—	10,000	10.00	14,100
Consulting	25.00	B	200	—	200	10.00	200
Consulting	25.00	A	4,000	—	4,000	10.00	10,000

	32.34		808,559	9,412	817,971	13.08	1,656,860

	$25.45		1,102,176	9,412	1,111,588	$12.05	1,950,477

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 9.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 9.
C	On February 11, 2013, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 530,022 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.
E	On April 10, 2013 the Company completed the IPO at $10.00 per share. The shares of common stock issuable upon the exercise of warrants outstanding as of March 31, 2013 increased to 1,950,477 shares and the exercise prices of 1,656,860 warrants were adjusted as a result of the share and exercise price adjustment features described above.

The following table summarizes the warrant activity for the years ending December 31, 2012, 2011 and 2010:

Issued With / For	Exercise Price		Warrants Outstanding January 1, 2010	2010 Warrants Issued	Warrants Outstanding December 31, 2010	2011 Warrants Issued	2011 Warrants Exercised	2011 Warrants Amended	Warrants Outstanding December 31, 2011	2012 Warrants Issued	2012 Warrants Exercised	2012 Warrants Surrendered	2012 Warrants Expired	Warrants Outstanding December 31, 2012
Debt Guarantee	$4.00		—	—	—	—	—	228,288	228,288	—	—	—	—	228,288
Series A Pref. Stock	10.75		30,000	—	30,000	—	—	—	30,000	—	(30,000)	—	—	—
Series A Pref. Stock	14.10		89,214	—	89,214	—	—	—	89,214	—	(18,616)	—	(5,269)	65,329
Financing	14.10		12,411	—	12,411	—	(3,546)	—	8,865	—	(2,482)	—	(6,383)	—

	6.25		131,625	—	131,625	—	(3,546)	228,288	356,367	—	(51,098)	—	(11,652)	293,617
Series A Pref. Stock	4.00	A	7,325	—	7,325	—	—	—	7,325	—	(3,812)	—	(3,513)	—
Financing	25.00	B	—	—	—	60,000	—	—	60,000	—	—	—	—	60,000
Financing	42.50	BCD	—	—	—	42,353	—	—	42,353	189,117	—	(156,176)	—	75,294
Financing	42.50	AD	—	—	—	—	—	—	—	54,314	—	—	—	54,314
Financing	42.50	ACD	—	—	—	—	—	—	—	120,865	—	—	—	120,865
Debt Guarantee	25.00	A	228,288	—	228,288	—	—	(228,288)	—	—	—	—	—	—
Debt Guarantee	25.00	AC	140,000	72,000	212,000	—	—	—	212,000	—	—	—	—	212,000
Debt Guarantee	25.00	A	100,000	—	100,000	—	—	—	100,000	—	—	—	—	100,000
Debt Guarantee	32.45	AC	—	—	—	40,000	—	—	40,000	—	—	—	—	40,000
Debt Guarantee	42.50	ACD	—	—	—	—	—	—	—	75,392	—	(37,000)	—	38,392
Debt Guarantee	42.50	BCD	—	—	—	—	—	—	—	37,000	—	—	—	37,000
Series B Pref. Stock	25.00	B	—	52,464	52,464	—	—	—	52,464	—	—	—	—	52,464
Consulting	12.50	A	—	4,030	4,030	—	—	—	4,030	—	—	—	—	4,030
Consulting	14.10	A	—	10,000	10,000	—	—	—	10,000	—	—	—	—	10,000
Consulting	25.00	B	—	—	—	200	—	—	200	—	—	—	—	200
Consulting	25.00	A	—	—	—	4,000	—	—	4,000	—	—	—	—	4,000

	32.22		475,613	138,494	614,107	146,553	—	(228,288)	532,372	476,688	(3,812)	(193,176)	(3,513)	808,559

	$25.30		607,238	138,494	745,732	146,553	(3,546)	—	888,739	476,688	(54,910)	(193,176)	(15,165)	1,102,176

A	These warrants are subject to fair value accounting and contain exercise price and number of share adjustment features. See Note 13.
B	These warrants are subject to fair value accounting and contain an exercise price adjustment feature. See Note 13.
C	Subsequent to year end, these warrants held by John Pappajohn were amended to limit the adjustment feature(s) to $15.00 per share in an initial public offering (totaling 523,551 warrants).
D	The exercise price and/or number of share adjustment features of these warrants expire and will no longer be subject to fair value accounting after an initial public offering.